UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number      811-09205
                                               ----------------------------

                      Advantage Advisers Xanthus Fund, LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           ----------------

                      Date of fiscal year end: December 31
                                               --------------------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               MARCH 31, 2008
   SHARES                                                                       MARKET VALUE
            INVESTMENT IN SECURITIES - 95.71%

            COMMON STOCK - 92.63%

            UNITED STATES - 48.28%

              COMPUTERS - 6.66%
  301,650       Apple, Inc.*                                             (a)   $   43,286,775
                                                                               --------------
              COMPUTERS - MEMORY DEVICES - 0.60%
  173,410       SanDisk Corp.*                                                      3,913,864
        1       Seagate Technology*                                                        28
                                                                               --------------
                                                                                    3,913,892
                                                                               --------------
              COMPUTERS - PERIPHERAL EQUIPMENT - 0.84%
  228,911       Synaptics, Inc.*                                                    5,466,395
                                                                               --------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.08%
  144,470       Altera Corp.                                                        2,662,582
1,734,120       Micron Technology, Inc.*                                           10,352,696
  442,800       Monolithic Power Systems, Inc.*                                     7,806,564
   72,270       Nvidia Corp.*                                                       1,430,223
2,336,050       ON Semiconductor Corp.*                                  (a)       13,268,764
  167,630       Xilinx, Inc.                                                        3,981,213
                                                                               --------------
                                                                                   39,502,042
                                                                               --------------
              ENERGY - ALTERNATE SOURCES - 0.91%
   79,740       Sunpower Corp., Class A*                                            5,941,427
                                                                               --------------
              ENTERPRISE SOFTWARE / SERVICES - 6.13%
  175,820       Concur Technologies, Inc.*                               (a)        5,459,211
  676,700       Informatica Corp.*                                       (a)       11,544,502
1,629,120       Lawson Software, Inc.*                                   (a)       12,267,274
  543,305       Taleo Corp., Class A*                                    (a)       10,540,117
                                                                               --------------
                                                                                   39,811,104
                                                                               --------------
              HUMAN RESOURCES - 0.32%
  215,140       Successfactors, Inc.*                                               2,099,766
                                                                               --------------
              INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.30%
  411,300       Dolby Laboratories, Inc., Class A*                       (a)       14,913,738
                                                                               --------------
              MEDICAL - BIOMEDICAL / GENETICS - 0.35%
   27,720       Genentech, Inc.*                                                    2,250,310
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               MARCH 31, 2008
   SHARES                                                                       MARKET VALUE
            COMMON STOCK - (CONTINUED)

            UNITED STATES - (CONTINUED)

              MEDICAL - DRUGS - 1.45%
  252,260       OSI Pharmaceuticals, Inc.*                               (a)   $    9,432,001
                                                                               --------------
              OIL - FIELD SERVICES - 1.72%
  283,240       Halliburton Co.                                                    11,139,829
                                                                               --------------
              REGISTERED INVESTMENT COMPANY - 1.95%
  289,030       Powershares QQQ                                                    12,636,392
                                                                               --------------
              SEMICONDUCTOR EQUIPMENT - 3.51%
  993,880       Applied Materials, Inc.                                  (a)       19,390,599
  178,155       Formfactor, Inc.*                                                   3,402,760
                                                                               --------------
                                                                                   22,793,359
                                                                               --------------
              THERAPEUTICS - 2.76%
  347,464       Gilead Sciences, Inc.*                                   (a)       17,904,820
                                                                               --------------
              WEB PORTALS / ISP - 3.81%
   56,190       Google, Inc., Class A*                                             24,750,009
                                                                               --------------
              WIRELESS EQUIPMENT - 8.89%
1,100,995       QUALCOMM, Inc.                                                     45,140,795
  422,980       SBA Communications Corp., Class A*                       (a)       12,617,493
                                                                               --------------
                                                                                   57,758,288
                                                                               --------------
            TOTAL UNITED STATES (COST $341,135,550)                            $  313,600,147
                                                                               --------------

            BELGIUM - 0.49%

              DIVERSIFIED MANUFACTURING OPERATIONS - 0.49%
  820,440       Hansen Transmissions*                                               3,196,053
                                                                               --------------
            TOTAL BELGIUM (COST $2,990,407)                                    $    3,196,053
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               MARCH 31, 2008
   SHARES                                                                       MARKET VALUE
            COMMON STOCK - (CONTINUED)

            BERMUDA - 1.18%

              CONSULTING SERVICES - 1.18%
  625,225       Genpact, Ltd.*                                           (a)   $    7,659,006
                                                                               --------------
            TOTAL BERMUDA (COST $9,418,342)                                    $    7,659,006
                                                                               --------------

            CANADA - 3.36%
              COMPUTERS - 3.36%
  194,590       Research In Motion, Ltd.*                                          21,838,836
                                                                               --------------
            TOTAL CANADA (COST $18,349,819)                                    $   21,838,836
                                                                               --------------

            CHINA - 16.68%

              ADVERTISING SALES - 4.16%
  451,143       AirMedia Group, Inc. - Sponsored ADR*                    (a)        7,173,174
  565,150       Focus Media Holdings, Ltd. - Sponsored ADR*              (a)       19,865,022
                                                                               --------------
                                                                                   27,038,196
                                                                               --------------
              DIVERSIFIED MINERALS - 0.22%
6,994,336       China Rare Earth Holdings, Ltd.                                     1,437,897
                                                                               --------------
              ENERGY - ALTERNATE SOURCES - 1.99%
  753,950       Yingli Green Energy Holding Co., Ltd. -
                 Sponsored AD *                                                    12,892,545
                                                                               --------------
              INTERNET CONTENT - ENTERTAINMENT - 1.49%
  331,653       Shanda Interactive Entertainment, Ltd. -
                 Sponsored AD *                                                     9,651,102
                                                                               --------------
              INTERNET CONTENT - INFORMATION / NETWORK - 1.43%
   38,780       Baidu.com, Inc. - Sponsored ADR*                                    9,292,852
                                                                               --------------
              MACHINERY - FARMING - 0.43%
5,176,978       First Tractor Co., Class H*                                         2,820,353
                                                                               --------------
              MEDICAL INSTRUMENTS - 0.00%
   13,209       Golden Meditech Co., Ltd.                                               3,802
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                               MARCH 31, 2008
     SHARES                                                                     MARKET VALUE
              COMMON STOCK - (CONTINUED)

              CHINA - (CONTINUED)

                POWER CONVERSION / SUPPLY EQUIPMENT - 0.82%
  3,654,903       China High Speed Transmission Equipment
                   Group Co., Ltd.*                                            $    5,325,376
                                                                               --------------
              TRANSACTIONAL SOFTWARE - 1.16%
    398,860       Longtop Financial Technologies, Ltd. -
                   Sponsored ADR*                                        (a)        7,530,477
                                                                               --------------
              WEB PORTALS / ISP - 4.98%
    717,063       Sohu.com, Inc.*                                                  32,361,053
                                                                               --------------
              TOTAL CHINA (COST $134,338,359)                                  $  108,353,653
                                                                               --------------

              FRANCE - 4.47%

                ENTERTAINMENT SOFTWARE - 4.47%
    335,702       UBISOFT Entertainment*                                           29,027,964
                                                                               --------------
              TOTAL FRANCE (COST $17,094,025)                                  $   29,027,964
                                                                               --------------

              HONG KONG - 8.18%

                AGRICULTURAL OPERATIONS - 1.12%
  6,566,027       China Green Holdings, Ltd.                                        7,263,855
                                                                               --------------
                AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.12%
    769,759       Minth Group, Ltd.                                                   793,214
                                                                               --------------
                AUTOMOBILE / TRUCK PARTS & EQUIPMENT -

                 REPLACEMENT - 0.58%
  5,573,327       Xinyi Glass Holdings Co., Ltd.                                    3,781,027
                                                                               --------------
                BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.55%
  2,196,145       China State Construction International Holdings,
                   Ltd.                                                             3,594,941
                                                                               --------------
                BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.64%
119,884,896       CATIC International Holdings, Ltd.*                               4,159,006
                                                                               --------------
                BUILDING - HEAVY CONSTRUCTION - 0.13%
  3,671,514       PYI Corp.                                                           863,292
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               MARCH 31, 2008
     SHARES                                                                     MARKET VALUE
               COMMON STOCK - (CONTINUED)

               HONG KONG - (CONTINUED)

                 COMMERCIAL SERVICES - 1.81%
 108,616,184       Shenzen International Holdings, Ltd.                        $   11,722,903
                                                                               --------------
                 DISTRIBUTION / WHOLESALE - 0.03%
   1,038,024       Pacific Andes International Holdings, Ltd.                         158,714
                                                                               --------------
                 DIVERSIFIED OPERATIONS - 1.03%
   3,854,471       Guangdong Investment, Ltd.                                       1,916,625
       4,873       NWS Holdings, Ltd.                                                  16,530
     913,029       Shanghai Industrial Holdings, Ltd.                               3,449,000
   1,915,211       Tianjin Development Holdings, Ltd.                               1,309,150
                                                                               --------------
                                                                                    6,691,305
                                                                               --------------
                 FINANCE - OTHER SERVICES - 1.36%
     514,596       Hong Kong Exchange & Clearing, Ltd.                              8,833,529
                                                                               --------------
                 REAL ESTATE OPERATIONS / DEVELOPMENT - 0.81%
  13,933,829       China Everbright International, Ltd.                             5,281,458
                                                                               --------------
               TOTAL HONG KONG (COST $70,093,844)                              $   53,143,244
                                                                               --------------

               INDIA - 0.41%

                 APPLICATIONS SOFTWARE - 0.41%
     117,580       Satyam Computer Services, Ltd. - Sponsored
                    ADR                                                  (a)        2,656,132
                                                                               --------------
               TOTAL INDIA (COST $3,248,950)                                   $    2,656,132
                                                                               --------------

               SINGAPORE - 1.49%

                 FINANCE - OTHER SERVICES - 1.49%
   1,783,058        Singapore Exchange, Ltd.                                        9,703,541
                                                                               --------------
               TOTAL SINGAPORE (COST $9,231,532)                               $    9,703,541
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                               MARCH 31, 2008
     SHARES                                                                     MARKET VALUE
               COMMON STOCK - (CONTINUED)

               SPAIN - 4.87%

                 FINANCE - INVESTMENT BANKER / BROKER - 0.32%
      41,935       Bolsas y Mercados Espanoles                                 $    2,055,917
                                                                               --------------
                 POWER CONVERSION / SUPPLY EQUIPMENT - 4.55%
     646,042       Gamesa Corporacion Tecnologica, S.A.                            29,584,709
                                                                               --------------
               TOTAL SPAIN (COST $29,663,711)                                  $   31,640,626
                                                                               --------------
               TAIWAN - 1.23%
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.23%
     780,340       Taiwan Semiconductor Manufacturing Co., Ltd. -
                    Sponsored ADR                                                   8,014,092
                                                                               --------------
               TOTAL TAWIAN (COST $8,043,277)                                  $    8,014,092
                                                                               --------------
               UNITED KINGDOM - 1.99%
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.99%
   2,448,432       ARM Holdings PLC - Sponsored ADR                      (a)       12,903,237
                                                                               --------------
               TOTAL UNITED KINGDOM (COST $20,160,903)                         $   12,903,237
                                                                               --------------
               TOTAL COMMON STOCK (COST $663,768,719)                          $  601,736,531
                                                                               --------------

   CONTRACTS
               PURCHASED OPTIONS - 3.08%

               PUT OPTIONS - 3.08%

                 AGRICULTURAL OPERATIONS - 0.11%
         277       Bunge, Ltd., 07/19/08, $110.00                                     717,430

                 FINANCE - CREDIT CARD - 0.25%
       1,440       American Express Co., 04/19/08, $55.00                           1,598,400

                 REGISTERED INVESTMENT COMPANY - 2.60%
      20,483       SPDR Trust Series 1., 09/20/08, $131.00                         16,898,475

                 SOFTWARE TOOLS - 0.12%
         569       VMware Inc., Class A, 05/17/08, $55.00                             785,220
                                                                               --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2008
CONTRACTS                                                                            MARKET VALUE
---------                                                                           --------------
                PURCHASED OPTIONS - (CONTINUED)

                TOTAL PUT OPTIONS (COST $20,094,643)                                $ 19,999,525
                                                                                    ------------
                TOTAL PURCHASED OPTIONS (COST $20,094,643)                          $ 19,999,525
                                                                                    ------------

                TOTAL INVESTMENTS (COST $683,863,362) - 95.71%                      $621,736,057
                                                                                    ------------

                OTHER ASSETS, LESS LIABILITIES - 4.29% **                             27,874,862
                                                                                    ------------

                NET ASSETS - 100.00%                                                $649,610,918
                                                                                    ============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income producing security.
** Includes $67,170,971.74 invested in a PNC Bank Money Market Account, which is 10.34% of net assets.
ADR  American Depository Receipt
+ At December 31, 2007, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $674,962,863, and $291,428,268, respectively. At December 31, 2007, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $55,382,407, consisting of $97,524,241 gross unrealized appreciation and $42,141,834 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------

      SHARES                                                                     MARCH 31, 2008
                                                                                  MARKET VALUE
               COMMON STOCK - (30.63%)

               SECURITIES SOLD, NOT YET PURCHASED - (30.63%)

               UNITED STATES - (18.81%)

                ADVERTISING AGENCIES - (0.66%)
      97,020      Omnicom Group, Inc.                                            $   (4,286,344)
                                                                                 --------------
                AUCTION HOUSE / ART DEALER - (1.38%)
     310,230      Sotheby's                                                          (8,968,749)
                                                                                 --------------
                BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - (0.53%)
     139,520      Drew Industries, Inc.                                              (3,412,659)
                                                                                 --------------
                COMMERCIAL SERVICES - FINANCE - (1.16%)
     219,120      Equifax, Inc.                                                      (7,555,258)
                                                                                 --------------
                COMPUTERS - (1.36%)
     568,750      Sun Microsystems, Inc.                                             (8,832,687)
                                                                                 --------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.75%)
      41,610      MEMC Electronic Materials, Inc.                                    (2,950,149)
     298,890      Microsemi Corp.                                                    (6,814,692)
      57,390      Texas Instruments, Inc.                                            (1,622,415)
                                                                                 --------------
                                                                                    (11,387,256)
                                                                                 --------------
                ENTERTAINMENT SOFTWARE - (0.77%)
     100,740      Electronic Arts, Inc.                                              (5,028,941)
                                                                                 --------------
                FINANCE - OTHER SERVICES - (0.40%)
       5,540      CME Group, Inc.                                                    (2,598,814)
                                                                                 --------------
                MACHINERY - PUMPS - (0.77%)
     138,560      Graco, Inc.                                                        (5,024,186)
                                                                                 --------------
                QUARRYING - (1.45%)
     141,960      Vulcan Materials Co.                                               (9,426,144)
                                                                                 --------------
                REITS - APARTMENTS - (1.20%)
     187,890      Equity Residential                                                 (7,795,556)
                                                                                 --------------
                RENTAL AUTO / EQUIPMENT - (0.55%)
     193,402      Rent-A-Center, Inc.                                                (3,548,927)
                                                                                 --------------
                RETAIL - DISCOUNT - (0.49%)
      97,120      TJX Cos., Inc.                                                     (3,211,758)
                                                                                 --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


      SHARES                                                                     MARCH 31, 2008
                                                                                  MARKET VALUE
               COMMON STOCK - (CONTINUED)

               UNITED STATES - (CONTINUED)

                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.32%)
     664,740       Sigma Designs, Inc.                                           $  (15,069,656)
                                                                                 --------------
                 SUPER-REGIONAL BANKS - U.S. - (0.37%)
      49,530       Capital One Financial Corp.                                       (2,437,867)
                                                                                 --------------
                 TELECOMMUNICATION EQUIPMENT - (0.56%)
     103,890       CommScope, Inc.                                                   (3,618,489)
                                                                                 --------------
                 TELECOMMUNICATION SERVICES - (0.78%)
      83,250       Embarq Corp.                                                      (3,338,325)
     192,200       Fairpoint Communications, Inc.                                    (1,733,644)
                                                                                 --------------
                                                                                     (5,071,969)
                                                                                 --------------
                 TELEPHONE - INTEGRATED - (0.43%)
      83,230       CenturyTel, Inc.                                                  (2,766,565)
                                                                                 --------------
                 TOBACCO - (1.03%)
     122,590       UST, Inc.                                                         (6,683,607)
                                                                                 --------------
                 WEB PORTALS / ISP - (0.09%)
      74,610       Earthlink, Inc.                                                     (563,305)
                                                                                 --------------
                 WIRELESS EQUIPMENT - (0.76%)
     507,750       Novatel Wireless, Inc.                                            (4,915,020)
                                                                                 --------------
               TOTAL UNITED STATES (PROCEEDS $133,646,959)                       $ (122,203,757)
                                                                                 --------------
               BRAZIL - (2.14%)

                 PAPER & RELATED PRODUCTS - (2.14%)
     109,380       Aracruz Celulose S.A. - Sponsored ADR                             (7,466,279)
     224,730       Votorantim Celulose e Papel S.A. - Sponsored
                    ADR                                                              (6,407,052)
                                                                                 --------------
               TOTAL BRAZIL (PROCEEDS $13,828,223)                               $  (13,873,331)
                                                                                 --------------
               CANADA - (1.33%)

                 NON - FERROUS METALS - (0.16%)
      43,175      Timminco, Ltd.                                                     (1,026,724)
                                                                                 --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

      SHARES                                                                     MARCH 31, 2008
                                                                                  MARKET VALUE
               COMMON STOCK - (CONTINUED)

               CANADA - (CONTINUED)

                 WIRELESS EQUIPMENT - (1.17%)
     478,400       Sierra Wireless, Inc.                                         $   (7,630,480)
                                                                                 --------------
               TOTAL CANADA (PROCEEDS $7,984,841)                                $   (8,657,204)
                                                                                 --------------

               CHINA - (0.68%)

                 SCHOOLS - (0.64%)
      64,270       New Oriental Education & Technology Group,
                    Inc. - Sponsored ADR                                             (4,168,552)
                                                                                 --------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.04%)
      77,100       Semiconductor Manufacturing, Inc. - Sponsored
                    ADR                                                                (270,621)
                                                                                 --------------
               TOTAL CHINA (PROCEEDS $4,597,630)                                 $   (4,439,173)
                                                                                 --------------

               GERMANY - (2.66%)

                 AUTO - CARS / LIGHT TRUCKS - (1.29%)
      28,784       Volkswagen AG                                                     (8,375,816)
                                                                                 --------------
                 ENERGY - ALTERNATE SOURCES - (0.42%)
      27,460       Q-Cells AG                                                        (2,735,166)
                                                                                 --------------
                 ENTERPRISE SOFTWARE / SERVICES - (0.95%)
     124,830       SAP AG - Sponsored ADR                                            (6,187,823)
                                                                                 --------------
               TOTAL GERMANY (PROCEEDS $15,067,278)                              $  (17,298,805)
                                                                                 --------------

               HONG KONG - (1.04%)

                 AIRLINES - (0.58%)
   1,920,930       Cathay Pacific Airways, Ltd.                                      (3,776,281)
                                                                                 --------------
                 APPAREL MANUFACTURERS - (0.30%)
     161,763       Esprit Holdings, Ltd.                                             (1,941,276)
                                                                                 --------------
                 FOOD - MISCELLANEOUS / DIVERSIFIED - (0.16%)
   1,858,755       China Foods, Ltd.                                                 (1,050,839)
                                                                                 --------------
                 PUBLISHING - NEWSPAPERS - 0.00%
      20,544       SCMP Group, Ltd.                                                      (7,233)
                                                                                 --------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

      SHARES                                                                     MARCH 31, 2008
                                                                                  MARKET VALUE
               COMMON STOCK - (CONTINUED)

               HONG KONG - (CONTINUED)

               TOTAL HONG KONG (PROCEEDS $6,934,683)                             $    (6,775,629)
                                                                                 ---------------

               SOUTH KOREA - (0.81%)

                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.81%)
     235,480       LG Philips LCD Co., Ltd. - Sponsored ADR                           (5,258,268)
                                                                                 ---------------
               TOTAL SOUTH KOREA (PROCEEDS $5,528,457)                           $    (5,258,268)
                                                                                 ---------------

               SWITZERLAND - (1.54%)

                 COMPUTERS - PERIPHERAL EQUIPMENT - (1.54%)
     392,277       Logitech International S.A.                                        (9,979,527)
                                                                                 ---------------
               TOTAL SWITZERLAND (PROCEEDS $10,372,024)                          $    (9,979,527)
                                                                                 ---------------

               TAIWAN - (1.62%)

                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.45%)
     170,920       AU Optronics Corp. - Sponsored ADR                                 (2,938,115)
                                                                                 ---------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.17%)
     536,276     Silicon Motion Technology Corp. - Sponsored
                   ADR                                                                (7,572,217)
                                                                                 ---------------
               TOTAL TAIWAN (PROCEEDS $13,526,062)                               $   (10,510,332)
                                                                                 ---------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
                 $211,486,157)                                                   $  (198,996,026)
                                                                                 ---------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - 0.56%

                       APPLICATIONS SOFTWARE - 0.00%

      $5,352,187        10/23/2008           TomTom NV                                                $ (4,031)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 07/25/2007 to receive the
                                             total return of the shares of
                                             TomTom NV in exchange for an
                                             amount to be paid monthly equal
                                             to the one month LIBOR rate plus
                                             0.45%.

                       AUDIO / VIDEO PRODUCTS - (0.01%)

     (11,813,126)        1/8/2010            Matsushita Electric Industrial Co., Ltd.                 (332,836)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 02/02/2007 to deliver the
                                             total return of the shares of
                                             Matsushita Electric Industrial
                                             Co., Ltd. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

      (3,330,898)        1/8/2010            Pioneer Corp.                                             245,283
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/07/2008 to deliver the
                                             total return of the shares of
                                             Pioneer Corp. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 1.00%.

                                                                                               ----------------
                                                                                                       (87,553)
                                                                                               ----------------

                       AUTO / TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.01%

      (3,526,835)        1/8/2010            Toyoda Gosei Co., Ltd.                                     34,429
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/12/2008 to deliver the
                                             total return of the shares of
                                             Toyoda Gosei Co., Ltd. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.40%.

                       BUILDING - HEAVY CONSTRUCTION - (0.03%)

       5,825,812        5/20/2009            YTL Corp. BHD                                            (162,896)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 05/18/2007 to receive the
                                             total return of the shares of
                                             YTL Corp. BHD in exchange for an
                                             amount to be paid monthly equal
                                             to the one month LIBOR rate plus
                                             0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONTINUED)

                       BUILDING PRODUCTS - CEMENT / AGGREGATE - (0.01%)
    $ (3,265,626)       10/23/2008           Holcim, Ltd.                                            $ (59,358)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 11/21/2007 to deliver the
                                             total return of the shares of
                                             Holcim, Ltd. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.48%.

                       CAPACITORS - 0.01%

      (2,544,903)        1/8/2010            Taiyo Yuden Co., Ltd.                                      65,527
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 12/13/2007 to deliver the
                                             total return of the shares of
                                             Taiyo Yuden Co., Ltd. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.40%.

                       DATA PROCESSING / MANAGEMENT - 0.00%

       6,675,194        10/23/2008           Tele Atlas NV                                             (29,372)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/01/2007 to receive the
                                             total return of the shares of
                                             Tele Atlas NV in exchange for an
                                             amount to be paid monthly equal
                                             to the one month LIBOR rate plus
                                             0.45%.

                       E-COMMERCE / PRODUCTS - (0.07%)

      17,516,025        4/24/2008            Daum Communications Corp.                                (485,154)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 07/13/2006 to receive the
                                             total return of the shares of
                                             Daum Communications Corp. in
                                             exchange for an amount to be
                                             paid monthly equal to the one
                                             month LIBOR rate plus 0.45%.

                       E-COMMERCE / SERVICES - 0.00%

           5,534        4/24/2008            eSang Networks Co., Ltd.                                     (119)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 12/27/2007 to receive the
                                             total return of the shares of
                                             eSang Networks Co., Ltd. in
                                             exchange for an amount to be
                                             paid monthly equal to the one
                                             month LIBOR rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONTINUED)

                       ELECTRIC PRODUCTS - MISCELLANEOUS - 0.09%
    $ (9,083,582)        1/8/2010            Sharp Corp.                                             $ 298,480
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/15/2007 to deliver the
                                             total return of the shares of
                                             Sharp Corp. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

     (11,135,333)        1/8/2010            Toshiba Corp.                                             314,000
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 01/05/2007 to deliver the
                                             total return of the shares of
                                             Toshiba Corp. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.30%.

                                                                                               ----------------
                                                                                                       612,480
                                                                                               ----------------

                       ELECTRIC INTERGRATED - 0.01%

      (6,804,088)       4/24/2008            Korea Electric Power Corp.                                 58,558
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 02/21/2007 to deliver the
                                             total return of the shares of
                                             Korea Electric Power Corp. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 2.50%.

                       ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.11%

      (7,371,109)        1/8/2010            Kyocera Corp.                                             334,054
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 01/30/2008 to deliver the
                                             total return of the shares of
                                             Kyocera Corp. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

     (12,044,492)        1/8/2010            Murata Manufacturing Co., Ltd.                            587,904
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 12/14/2007 to deliver the
                                             total return of the shares of
                                             Murata Manufacturing Co., Ltd.
                                             in exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.40%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONTINUED)

                       ELECTRONIC COMPONENTS - MISCELLANEOUS - (CONTINUED)
    $ (4,042,776)       4/24/2008            Samsung Electro-Mechanics Co.                          $ (223,201)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 02/12/2008 to deliver the
                                             total return of the shares of
                                             Samsung Electro-Mechanics Co. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 4.50%.

                                                                                               ----------------
                                                                                                       698,757
                                                                                               ----------------

                       ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.01%)

     (14,133,799)        1/8/2010            Elpida Memory, Inc.                                       526,299
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 01/05/2007 to deliver the
                                             total return of the shares of
                                             Elpida Memory, Inc. in exchange
                                             for an amount to be received
                                             monthly equal to the one month
                                             LIBOR rate less 1.08%.

     (13,939,346)       4/24/2008            Hynix Semiconductor, Inc.                                (660,034)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/26/2006 to deliver the
                                             total return of the shares of
                                             Hynix Semiconductor, Inc. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 2.88%.

      (7,818,532)        1/8/2010            Rohm Co., Ltd.                                             52,787
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 01/16/2008 to deliver the
                                             total return of the shares of
                                             Rohm Co., Ltd. in exchange for
                                             an amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

                                                                                               ----------------
                                                                                                       (80,948)
                                                                                               ----------------

                       ENERGY - ALTERNATE SOURCES (0.01.%)

      (2,386,744)       10/23/2008           Vesta Wind Systems A/S                                    (38,311)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/25/2008 to deliver the
                                             total return of the shares of
                                             Vesta Wind System A/S in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.48%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONTINUED)

                       ENTERTAINMENT SOFTWARE - (0.16%)
     $31,531,038         1/8/2010            Capcom Co., Ltd.                                      $ 1,023,017
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 07/13/2007 to receive the
                                             total return of the shares of
                                             Capcom Co., Ltd. in exchange for
                                             an amount to be paid monthly
                                             equal to the one month LIBOR
                                             rate plus 0.45%.

      (4,027,498)        1/8/2010            Konami Corp.                                               10,848
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/12/2008 to deliver the
                                             total return of the shares of
                                             Konami corp.. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

                                                                                               ----------------
                                                                                                     1,033,865
                                                                                               ----------------

                       FINANCE - OTHER SERVICES - (0.34%)

      19,744,485        9/15/2008            Bovespa Holding SA                                     (2,243,333)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/26/2007 to receive the
                                             total return of the shares of
                                             Bovespa Holding SA in exchange
                                             for an amount to be paid monthly
                                             equal to the one month LIBOR
                                             rate plus 0.38%.

       1,761,618        5/20/2009            Bursa Malaysia BHD                                         47,027
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 06/04/2007 to receive the
                                             total return of the shares of
                                             Bursa Malaysia BHD in exchange
                                             for an amount to be paid monthly
                                             equal to the one month LIBOR
                                             rate plus 0.45%.

                                                                                               ----------------
                                                                                                    (2,196,306)
                                                                                               ----------------

                       METAL PROCESSORS & FABRICATION - 0.59%

      22,016,929        10/23/2008           Advanced Metallurgical Group NV                         3,845,804
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 07/11/2007 to receive the
                                             total return of the shares of
                                             Advanced Metallurgical Group NV
                                             in exchange for an amount to be
                                             paid monthly equal to the one
                                             month LIBOR rate plus 0.45%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONTINUED)

                       OFFICE AUTOMATION & EQUIPMENT - ( 0.02%)
    $ (8,495,036)        1/8/2010            Ricoh Co., Ltd.                                        $ (133,112)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 11/19/2007 to deliver the
                                             total return of the shares of
                                             Ricoh Co., Ltd. in exchange for
                                             an amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

                       PHOTO EQUIPMENT & SUPPLIES - 0.01%

      (2,213,647)        1/8/2010            Nikon Corp.                                                56,067
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/12/2008 to deliver the
                                             total return of the shares of
                                             Nikon Corp. in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.40%.

                       PUBLIC THOROUGHFARES - (0.11%)

       9,869,110        9/15/2008            Companhia de Concessoes Rodoviarias                      (691,300)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 09/10/2007 to receive the
                                             total return of the shares of
                                             Companhia de Concessoes
                                             Rodoviarias in exchange for an
                                             amount to be paid monthly equal
                                             to the one month LIBOR rate plus
                                             0.45%.

                       SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.04%)

      (5,270,390)       10/23/2008           CSR PLC                                                   (39,895)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/18/2006 to deliver the
                                             total return of the shares of
                                             CSR PLC in exchange for an
                                             amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.45%.

       3,458,204        4/24/2008            Richtek Technology Corp.                                 (192,130)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 10/30/2006 to receive the
                                             total return of the shares of
                                             Richtek Technology Corp. in
                                             exchange for an amount to be
                                             paid monthly equal to the one
                                             month LIBOR rate plus 0.45%.
                                                                                               ----------------
                                                                                                      (232,025)
                                                                                               ----------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SWAP CONTRACTS (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                MARCH 31, 2008
    NET                                                                                           UNREALIZED
    NOTIONAL             MATURITY                                                               APPRECIATION /
    AMOUNT                 DATE                                                                  DEPRECIATION
    --------             --------            ---------------------------------                  --------------

                 SCHEDULE OF SWAP CONTRACTS - (CONCLUDED)

                       TELECOM SERVICES - (0.02%)
    $ (3,120,473)       10/23/2008           Cable & Wireless                                       $ (123,079)
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 03/04/2008 to deliver the
                                             total return of the shares of
                                             Cable & Wireless in exchange for
                                             an amount to be received monthly
                                             equal to the one month LIBOR
                                             rate less 0.48%.

                       TELEVISION - 0.02%

      (2,683,683)        1/8/2010            Fuji Television Network, Inc.                              81,783
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 11/02/2007 to deliver the
                                             total return of the shares of
                                             Fuji Television Network, Inc. in
                                             exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.40%.

      (1,356,177)        1/8/2010            Nippon Television Network Corp.                            26,992
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 08/06/2007 to deliver the
                                             total return of the shares of
                                             Nippon Television Network Corp.
                                             in exchange for an amount to be
                                             received monthly equal to the
                                             one month LIBOR rate less 0.40%.

                                                                                               ----------------
                                                                                                       108,775
                                                                                               ----------------

                       TOYS - 0.04%

      41,951,900         1/8/2010            Nintendo Co., Ltd.                                        264,575
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 07/13/2007 to receive the
                                             total return of the shares of
                                             Nintendo Co., Ltd. in exchange
                                             for an amount to be paid monthly
                                             equal to the one month LIBOR
                                             rate plus 0.45%.

                       WEB PORTALS / ISP - 0.18%

      17,364,562        4/24/2008            NHN Corp.                                               1,199,853
                                                                                               ----------------

                                             Agreement with Morgan Stanley,
                                             dated 06/30/2006 to receive the
                                             total return of the shares of
                                             NHN Corp. in exchange for an
                                             amount to be paid monthly equal
                                             to the one month LIBOR rate plus
                                             0.45%.

                                                                                               ----------------
                        TOTAL SWAP CONTRACTS                                                       $ 3,655,126
                                                                                               ================

--------------------------------------------------------------------------------
ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

The following is a summary of the inputs used, as of MARCH 31, 2008, in valuing the Fund's assets earned at fair value:

      --------------------------------------------------------------------------------------
                                                           INVESTMENTS IN   OTHER FINANCIAL
      VALUATION INPUTS                                       SECURITIES      INSTRUMENTS *
      --------------------------------------------------------------------------------------
      LEVEL 1 - QUOTED PRICES                              $ 422,740,031      $ 3,655,126
      --------------------------------------------------------------------------------------
      LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS        $          --      $        --
      --------------------------------------------------------------------------------------
      LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS      $          --      $        --
      --------------------------------------------------------------------------------------
         TOTAL                                             $ 422,740,031      $ 3,655,126
      --------------------------------------------------------------------------------------

* Other Financial Instruments includes Swap Contacts
--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Xanthus Fund, Llc
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     May 16, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date     May 16, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date     May 16, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.